CURRENT AND NON-CURRENT PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2017
CURRENT AND NON-CURRENT PROVISIONS
Schedule of composition of provisions

Description	12.31.2017	12.31.2016
	ThCh$	ThCh$
Litigation (1)	65,624,166	73,081,893

Total	65,624,166	73,081,893

(1)	Corresponds to the provision for probable fiscal, labor and trade contingency losses based on the opinion of our legal advisors, detailed as follows:

Detail (see note 21.1)	12.31.2017	12.31.2016
	ThCh$	ThCh$

Tax Contingencies	49,185,234	63,543,782
Labor Contingencies	10,468,704	7,940,428
Civil Contingencies	5,970,228	1,597,683

Total	65,624,166	73,081,893

Schedule of movement of provisions

	12.31.2017			12.31.2016
Description	Litigation	Others	Total	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening Balance as of January 01	73,081,893	—	73,081,893	64,301,817	—	64,301,817

Additional provisions	2,493,968	—	2,493,968	1,047,308	—	1,047,308
Increase (decrease) in existing provisions	(19,083,499)	—	(19,083,499)	(1,519,800)	—	(1,519,800)
Payments	22,985,793	—	22,985,793	4,276,851	—	4,276,851
Reverse unused provision (*)	(6,769,384)	—	(6,769,384)	(2,774,703)	—	(2,774,703)
Increase (decrease) due to foreign exchange differences	(7,084,605)	—	(7,084,605)	7,750,420	—	7,750,420

Total	65,624,166	—	65,624,166	73,081,893	—	73,081,893

(*) During the years 2017 and 2016 there has been a reversal of provisions amounting to Th$6,769,384 and Th$2,774,703, respectively, which resulted from fines demanded by the Brazilian Treasury on the use of IPI tax credits in the Free Zone of Manaus, because of favorable rulings on the subject for Rio de Janeiro Refrescos Ltda. from the Superior Chamber of Fiscal Resources (CSRF).